Borrowings - Revolving Facility (Details) - Revolving Facility repayments - CAD ($)	Mar. 30, 2025	Mar. 31, 2024	Feb. 24, 2020
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 467,500,000
Line of credit facility, increase in credit facility commitments			$ 517,500,000
Line of credit facility, repayment		$ 0
Line of credit facility, interest and administrative fees, outstanding	$ 0	0
Line of credit facility, unused borrowing capacity	134,000,000.0	203,700,000
Line of credit facility, credit commitment	25,000,000.0
Line of credit facility, credit sub-commitment	5,000,000.0
Line of credit facility, swingline commitment	25,000,000.0
Deferred financing charges | Other noncurrent liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	700,000	1,000,000.0
Letters of credit outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,400,000	$ 1,500,000